GROUP STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
GROUP STATEMENT OF CHANGES IN EQUITY
Cumulative translation loss within other reserves	$ 297	$ 318	$ 339
Capital reserve	$ 2,266	$ 2,266	$ 2,266